Organization	1 Months Ended
Jun. 30, 2023
Organization
Organization

Note 1. Organization

GCP SG Warehouse 2022-1 (“GCP SG Warehouse” or the “Fund”) was organized in the state of Delaware on December 9, 2022 as a Delaware statutory trust for the purpose of making investments primarily through direct lending to U.S. private companies in the middle market in the form of one stop and other senior secured loans.

On June 8, 2023, the Fund entered into a credit agreement (the “GCP Warehouse Credit Facility”) by and among the Fund, as borrower, Société Générale, as administrative agent, the lenders and the subordinated noteholders party thereto, and Wilmington Trust, National Association as collateral agent, collateral administrator, custodian and collateral custodian. In connection with entering into the GCP Warehouse Credit Facility, the Fund’s trust agreement was amended and restated (the “Amended Trust Agreement”) and the Fund commenced operations.

The Fund is beneficially owned by GCP HS Fund, a Delaware statutory trust, and GCP CLO Holdings Sub LP (“GCP CLO Sub”), an exempted limited partnership registered in the Cayman Islands (together the “Beneficial Owners”).

GC Investment Management LLC (the “Investment Manager”) serves as the investment manager of GCP HS Fund. GC Investment Management LLC is a relying adviser of GC OPAL Advisors LLC, which is a registered investment adviser with the Securities and Exchange Commission.